Fair Value Measurements, Valuation Techniques - Recurring Basis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / loan	Dec. 31, 2024 USD ($) $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Servicing Asset, Fair Value by Fair Value Hierarchy Level [Extensible Enumeration]	Fair value, inputs, level 3 [Member]	Fair value, inputs, level 3 [Member]
Fair value, recurring [Member] | Total Consumer [Member] | Residential mortgage [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 5,696	$ 6,844
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member] | Non modified loans [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	61	60
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member] | Non modified loans [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	112	162
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative Asset (Liability) Net, Valuation Technique [Extensible Enumeration]	Valuation technique, discounted cash flow [Member]	Valuation technique, discounted cash flow [Member]
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (139)	$ (3,588)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.025	0.041
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.035	0.042
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.034	0.041
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (3)	$ (15)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.004	0.004
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.120	0.011
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.024	0.005
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (579)	$ (758)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, discounted cash flow [Member] | Measurement input, conversion factor [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.003)	(0.014)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, discounted cash flow [Member] | Measurement input, conversion factor [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.000	0.000
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, discounted cash flow [Member] | Measurement input, conversion factor [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.002)	(0.007)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, discounted cash flow [Member] | Measurement input, weighted average life [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	1 year	1 year
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, discounted cash flow [Member] | Measurement input, weighted average life [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	4 years	4 years
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, discounted cash flow [Member] | Measurement input, weighted average life [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	1 year 8 months 12 days	2 years
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (545)	$ (409)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, option model [Member] | Measurement input, correlation factor [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.200)	(0.700)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, option model [Member] | Measurement input, correlation factor [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.985	0.989
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, option model [Member] | Measurement input, correlation factor [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.771	0.653
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, option model [Member] | Measurement input, volatility factor [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.080	0.065
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, option model [Member] | Measurement input, volatility factor [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	1.050	1.380
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, option model [Member] | Measurement input, volatility factor [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.427	0.411
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 5,696	$ 6,844
Servicing Asset, Valuation Technique [Extensible Enumeration]	Valuation technique, discounted cash flow [Member]	Valuation technique, discounted cash flow [Member]
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	61	60
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	446	451
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, cost to service per loan [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	96	103
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, discount rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.088	0.092
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, discount rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.125	0.155
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, discount rate [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.091	0.101
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, prepayment rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.057	0.068
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, prepayment rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.230	0.194
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.080	0.081